Income Tax Expense (Recovery) (Tables)	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax (Expense) Recovery
The components of the provision for income tax (expense) recovery are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Current	(3,592)	(2,911)	9,030	(10,983)
Deferred	(110)	(180)	651	(548)
Income tax (expense) recovery	(3,702)	(3,091)	9,681	(11,531)

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's unaudited consolidated balance sheets:

	Nine Months Ended September 30,
	2020	2019
	$	$
Balance of unrecognized tax benefits as at January 1	62,958	40,556
Increases for positions related to the current year	8,608	2,106
Changes for positions taken in prior years	(14,564)	4,121
Settlements with tax authority	(9,372)	—
Decrease related to statute limitations	(2,372)	—
Balance of unrecognized tax benefits as at September 30	45,258	46,783